Revenue Recognition - Impact of Adoption on Balance Sheet and Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	$ 5,189
Marketing [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	5,076
Marketing	5,158	$ 4,598	$ 4,778
Marketing [Member] | Calculated under revenue guidance in effect before Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	5,871
Marketing	5,953
Marketing [Member] | Difference between revenue guidance in effect before and after Topic 606 [Member] | ASU 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue from contracts with customers	(795)
Marketing	$ (795)